LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
LEASE LIABILITY
Schedule of lease liability

	Leasehold
	property	Total
	$	$
At 01 January 2025	—	—
Additions	1,910	1,910
Interest expense	7	7
Lease payments	(10)	(10)
FX	—	—
At 31 December 2025	1,907	1,907

Schedule of maturity analysis of lease liabilities

	12/31/2025	12/31/2024
Total
Current	133	—
Non - Current	1,774	—
MVal	1,907	—

Schedule of reconciliation of minimum lease payments and present value

31-Dec
2025
$
Within 1 year	211
Later than 1 year and less than 5 years	907
After 5 years	1,234
Total including interest cash flows	2,352
Less: interest cash flows	(445)
Total principal cash flows	1,907